Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2020 SEK (kr)
USD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	kr 76.7
Sales transaction exposure	36.4
Sales net exposure	113.1
Net external transaction exposure	(12.3)
Net internal transaction exposure	39.6
EUR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	26.0
Sales transaction exposure	9.5
Sales net exposure	35.5
Net external transaction exposure	12.5
Net internal transaction exposure	(6.4)
CNY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	15.3
Sales transaction exposure	(0.1)
Sales net exposure	15.2
Net external transaction exposure	3.0
Net internal transaction exposure	(8.8)
INR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	7.0
Sales transaction exposure	(0.2)
Sales net exposure	6.8
Net external transaction exposure	0.2
Net internal transaction exposure	(3.3)
AUD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	9.0
Sales transaction exposure	(0.5)
Sales net exposure	8.5
Net external transaction exposure	0.2
Net internal transaction exposure	4.3
JPY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	11.8
Sales transaction exposure	0.0
Sales net exposure	11.8
Net external transaction exposure	0.1
Net internal transaction exposure	9.1
BRL [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	2.9
Sales transaction exposure	0.0
Sales net exposure	2.9
Net external transaction exposure	1.0
Net internal transaction exposure	(0.5)
SAR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	7.0
Sales transaction exposure	1.5
Sales net exposure	8.5
Net external transaction exposure	1.6
Net internal transaction exposure	2.0
GBP [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	6.1
Sales transaction exposure	(0.7)
Sales net exposure	5.4
Net external transaction exposure	(1.0)
Net internal transaction exposure	kr 2.2